EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY
Schedule of ordinary shares and additional paid-in capital

	Year Ended December 31,
	2020	2019	2018
	Number of shares in thousands
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	335,285	287,616	264,495
Shares issued in public offering and private placements during the year	87,818	46,115	22,014
Shares issued in exercise of stock options and warrants and vesting of RSUs during the year	2,432	1,554	1,107

Outstanding at the end of the year	425,535	335,285	287,616

Authorized share capital at the end of the year	750,000	750,000	750,000